Schedule II - Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Sep. 15, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Short-term investments	$ 4,006	$ 4,400			$ 5,471
Other investments	10,496	10,418			10,567
Total investments	223,726	220,116			256,318
Cash	465	552		$ 583	537		$ 654
Deferred income taxes	8,435	8,831			4,796	$ 3,950
Other assets		2,521			3,614	3,824
Total assets	366,691	360,322			425,431	422,435
Liabilities:
Short-term debt	1,500	1,500			8,317
Total liabilities	354,226	350,003			396,359	383,760
Corebridge Shareholders’ equity:
Common stock	6	6
Additional paid-in capital	8,024	8,030			8,054
Retained earnings	17,592	18,207			10,937	23,771
Accumulated other comprehensive income (loss)	(14,067)	(16,863)			8,233	12,304
Total Corebridge Shareholders' equity	11,555	9,380			27,230	36,075
Total liabilities, redeemable noncontrolling interest and equity	$ 366,691	$ 360,322			425,431	$ 422,435
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000,000	2,500,000,000
Common stock, shares issued (in shares)	648,129,652	645,000,000
Long-term debt		$ 7,868			427
Common Stock Class A
Corebridge Shareholders’ equity:
Common stock					$ 5
Common stock, par value (in dollars per share)					$ 0.01
Common stock, shares authorized (in shares)					2,252,500,000
Common stock, shares issued (in shares)					581,145,000
Common Stock Class B
Corebridge Shareholders’ equity:
Common stock					$ 1
Common stock, par value (in dollars per share)					$ 0.01
Common stock, shares authorized (in shares)					247,500,000
Common stock, shares issued (in shares)					63,855,000
Parent Company
Assets:
Short-term investments		1,499			$ 465
Other investments		198			142
Total investments		1,697			607
Cash		9			2		0
Due from affiliates - net		42			1
Intercompany tax receivable		292			25
Deferred income taxes		108			141
Investment in consolidated subsidiaries		16,543			34,984
Other assets		83			43
Total assets		18,774			35,803
Liabilities:
Due to affiliate		271			58
Deferred tax liabilities		10			0
Short-term debt		1,500	$ 1,500		8,317
Other liabilities		172			198
Total liabilities		9,394			8,573
Corebridge Shareholders’ equity:
Common stock		6
Additional paid-in capital		8,030			8,054
Retained earnings		18,207			10,937
Accumulated other comprehensive income (loss)		(16,863)			8,233
Total Corebridge Shareholders' equity		9,380			27,230
Total liabilities, redeemable noncontrolling interest and equity		18,774			35,803
Restricted cash		$ 0			0		$ 9
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		2,500,000,000
Common stock, shares issued (in shares)		645,000,000
Long-term debt		$ 7,441			0
Parent Company | Common Stock Class A
Corebridge Shareholders’ equity:
Common stock					5
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		2,252,500,000
Common stock, shares issued (in shares)		581,145,000
Parent Company | Common Stock Class B
Corebridge Shareholders’ equity:
Common stock					$ 1
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		247,500,000
Common stock, shares issued (in shares)		63,855,000